OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2017
OTHER INCOME (EXPENSE), NET
Schedule of other income (expense)
	For the Years Ended December 31,
	2015	2016	2017
American Depositary Receipt reimbursement	9,917,716	-	-
Tax refund	-	979,794	518,171
Others	287,559	464,335	1,438,848
Total	10,205,275	1,444,129	1,957,019